Note 23 - Critical Values (Detail) - AM [Member]	12 Months Ended
Dec. 31, 2020
Change in Key Assumptions
Discount rate (post tax) increase from	9.80%
Discount rate (post tax) increase to	10.60%
Change in projected future earnings in each period by	(9.50%)
from	3.10%
to	1.60%